PROVISIONS, CONTINGENCIES AND COMMITMENTS - Tax Claims (Details) $ in Millions						1 Months Ended									3 Months Ended	12 Months Ended								60 Months Ended
	Dec. 31, 2018 USD ($)	May 17, 2016 USD ($)	Apr. 24, 2013 USD ($)	Dec. 10, 2012 claim	Aug. 08, 2012 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Mar. 31, 2018 claim	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	May 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2007 USD ($)	Jul. 31, 2015 USD ($) claim	Dec. 31, 2018 USD ($) claim	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) claim	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 2018 USD ($) claim	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2011 USD ($)
Disclosure of other provisions [line items]
Provisions	$ 2,534					$ 2,534										$ 2,534								$ 2,534	$ 2,022	$ 1,947
Tax claims
Disclosure of other provisions [line items]
Provisions	120					120										120								$ 120	$ 126	$ 211
ArcelorMittal Brasil S.A. | Deductions for SUDENE Certificates
Disclosure of other provisions [line items]
Damages sought	163				$ 6									$ 451
Damages sought, penalties accrued																											$ 77
ArcelorMittal Brasil S.A. | Value Added Tax
Disclosure of other provisions [line items]
Damages sought		$ 138													$ 88	$ 4
Number of tax assessments or claims | claim															9									4
Lawsuit period																18 years
Deposit held, amount	$ 49					49										$ 49								$ 49
ArcelorMittal Brasil S.A. | Corporate Income Tax and Social Contributions on Net Profits
Disclosure of other provisions [line items]
Tax assessment penalty													$ 141							$ 266
ArcelorMittal Brasil S.A. | Tax Assessments Related to Amortization of Goodwill
Disclosure of other provisions [line items]
Damages sought						$ 151	$ 22
ArcelorMittal Brasil S.A. | Lawsuit Against Federal Revenue Related To Tax For Additional Freight For Renewal Of Brazilian Merchant Navy
Disclosure of other provisions [line items]
Damages sought																		$ 55
ArcelorMittal Brasil S.A. | Credits for Social Security Taxes
Disclosure of other provisions [line items]
Damages sought																								$ 51
SOL Coqueria Tubarão S.A. | Value Added Tax
Disclosure of other provisions [line items]
Number of tax assessments or claims | claim																				21
Number of unfavorable tax assessments or claims | claim																15
Number of claims pending | claim									6
ArcelorMittal Comercializadora de Energia | Tax Credits on Interstate Sales of Electricity
Disclosure of other provisions [line items]
Damages sought											$ 57	$ 51
ArcelorMittal Comercializadora de Energia | Retroactive Application of New Law
Disclosure of other provisions [line items]
Reduction in tax assesment										$ 18
ArcelorMittal France | Social Contribution
Disclosure of other provisions [line items]
Damages sought																			$ 150		$ 69
Number of unfavorable tax assessments or claims | claim				3
Reduction in tax assesment			$ 29
ArcelorMittal France | Social Contribution - Profit Sharing Schemes
Disclosure of other provisions [line items]
Damages sought																							$ 17
ArcelorMittal France | Social Contribution - Stock Options
Disclosure of other provisions [line items]
Damages sought																						$ 11
ArcelorMittal France | Social Contribution - Professional Fees
Disclosure of other provisions [line items]
Damages sought																					$ 5
ArcelorMittal Las Truchas | Tax claims
Disclosure of other provisions [line items]
Damages sought								$ 85														$ 63
Tax Year 2008 | ArcelorMittal México S.A. de C.V. | Corporate Income Tax and Social Contributions on Net Profits
Disclosure of other provisions [line items]
Damages sought																	$ 160
Tax Year 2007 | ArcelorMittal México S.A. de C.V. | Corporate Income Tax and Social Contributions on Net Profits
Disclosure of other provisions [line items]
Damages sought																	21
Tax Year 2009 | ArcelorMittal México S.A. de C.V. | Corporate Income Tax and Social Contributions on Net Profits
Disclosure of other provisions [line items]
Damages sought																	$ 25